Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 168,409	$ 108,651
Accounts receivable, net	410,921	421,001
Inventories, net	469,141	484,919
Other current assets	33,697	29,607
Total Current Assets	1,082,168	1,044,178
Property, plant and equipment, net	3,156,000	3,402,770
Goodwill	2,068,235	2,068,799
Other noncurrent assets	144,777	108,802
Total Assets	6,961,732	7,219,754
Current Liabilities:
Bank overdraft	10,235	183
Accounts payable	164,718	202,476
Accrued salaries, benefits and payroll taxes	30,939	36,576
Pension and postretirement benefits	8,168	6,953
Accrued insurance and other taxes	62,781	58,356
Current maturities of long-term debt	19,246	14,336
Other current liabilities	71,104	77,768
Total Current Liabilities	367,191	396,648
Long-term debt	1,553,649	1,571,059
Pension, postretirement and postemployment benefits	224,538	249,333
Deferred income taxes, net	583,459	489,945
Other noncurrent liabilities	172,718	160,021
Total Liabilities	2,901,555	2,867,006
Equity:
Common stock ($0.01 par value; 100,000,000 shares authorized; 64,479,000 and 67,293,000 shares outstanding at December 31, 2015 and 2014, respectively)	$ 643	$ 671
Preferred stock ($0.01 par value; 10,000,000 shares authorized; no shares outstanding)
Additional paid-in capital	$ 3,287,827	$ 3,243,619
Accumulated other comprehensive loss	(105,622)	(106,159)
Retained earnings	874,436	1,213,035
Total Shareholders’ Equity	4,057,284	4,351,166
Noncontrolling interests	2,893	1,582
Total Equity	4,060,177	4,352,748
Total Liabilities and Equity	6,961,732	7,219,754
Operating Permits
Current Assets:
Intangibles, net	444,725	499,487
Other Intangible Assets
Current Assets:
Intangibles, net	$ 65,827	$ 95,718